Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Administrative Expenses [Abstract]
Schedule of Administrative Expenses	This caption is made up as follows:
	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 20(b)	125,072	116,748	96,891
Third-party services	68,329	72,172	59,896
Depreciation and amortization	18,002	16,667	16,569
Donations	9,028	8,494	9,067
Board of Directors compensation	6,788	6,112	6,397
Taxes	5,941	5,669	5,563
Consumption of supplies	1,551	1,715	1,686
	234,711	227,577	196,069